Note 11 - Borrowings - Long-term Borrowing (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Long-term installment payable at various dates through calendar 2024; interest payable at fixed rates; the weighted-average rates were 0.438% and 0.488% at March 31, 2017 and 2018, respectively.	¥ 15,500,000	¥ 8,500,000
Less current portion
Long-term borrowings, less current portion	¥ 15,500,000	¥ 8,500,000